Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Gain on short-term investments		¥ (1)	¥ (23)